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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended September 30, 2000

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Capital Investment Services of America, Inc.
Address:   700 N. Water Street
           Suite 325
           Milwaukee, Wisconsin  53202

13F File Number: 28-1931

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Stephen H. Mortonson
Title:    Senior Vice President
Phone:    414-278-7744
Signature, Place, and Date of Signing:
Stephen H. Mortonson  Milwaukee, Wisconsin  November 8,2000

Report Type (Check only one.):
[X] 13F Holdings Report.
[ ] 13F Notice.
[ ] 13F Combination Report.

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange
Act of 1934.
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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS.                   com              002824100      442  9290.00 SH       SOLE                  9290.00
AMERICAN HOME PRODUCTS CORP    com              026609107      283  5000.00 SH       SOLE                  5000.00
AMERICAN INTL GRP              com              026874107    20719 216529.62SH       SOLE                216529.62
APOLLO GROUP                   com              037604105    22420 562264.00SH       SOLE                562264.00
AUTOMATIC DATA PROCESSING      com              053015103    44392 663803.00SH       SOLE                663803.00
BANK ONE CORP                  com              06423a103      233  6028.00 SH       SOLE                  6028.00
BERKSHIRE HATHAWAY CL B        com              846702074      224   108.00 SH       SOLE                   108.00
BP AMOCO PLC ADR               com              055622104      309  5824.00 SH       SOLE                  5824.00
BRISTOL-MYERS SQUIBB           com              110122108      209  3664.00 SH       SOLE                  3664.00
CARDINAL HEALTH                com              14149y108      206  2337.00 SH       SOLE                  2337.00
CINTAS CORP                    com              172908105    25638 588533.00SH       SOLE                588533.00
CITIGROUP INC COMMON           com              172967101     9305 172121.26SH       SOLE                172121.26
COCA-COLA CO                   com              191216100     8359 151643.58SH       SOLE                151643.58
COX COMM.INC CLASS A           com              224044107     9583 250544.00SH       SOLE                250544.00
ELAN PLC ADR                   com              284131208    26428 482699.00SH       SOLE                482699.00
EMC CORP                       com              268648102    10035 101232.00SH       SOLE                101232.00
EMERSON ELEC                   com              291011104    27129 404910.16SH       SOLE                404910.16
EXXON MOBIL CORP               com              30231g102     1530 17169.61 SH       SOLE                 17169.61
FEDL NATL MTG ASSOC            com              313586109      257  3600.00 SH       SOLE                  3600.00
FIRSTAR CORP NEW               com              33763v109      218  9731.00 SH       SOLE                  9731.00
FISERV                         com              337738108    14340 239495.00SH       SOLE                239495.00
GEMSTAR TV GUIDE INTL.         com              36866w106    11901 136495.00SH       SOLE                136495.00
GENERAL ELECTRIC               com              369604103    33396 578908.72SH       SOLE                578908.72
HARLEY DAVIDSON                com              412822108    29991 626446.88SH       SOLE                626446.88
HEWLETT-PACKARD                com              428236103      475  4900.00 SH       SOLE                  4900.00
ILLINOIS TOOL WORKS            com              452308109    14864 266014.00SH       SOLE                266014.00
IMMUNEX CORP                   com              452528102     3811 87600.00 SH       SOLE                 87600.00
IMS HEALTH INC                 com              449934108     6957 335300.70SH       SOLE                335300.70
INTEL CORP                     com              458140100      451 10844.00 SH       SOLE                 10844.00
LUCENT TECH                    com              549463107     7774 254371.00SH       SOLE                254371.00
MANPOWER INC WIS               com              56418h100     9050 283367.00SH       SOLE                283367.00
MARSHALL & ILSLEY              com              571834100      387  7727.00 SH       SOLE                  7727.00
MCLEODUSA INC CL A             com              582266102     6300 440200.00SH       SOLE                440200.00
MEDTRONIC INC                  com              585055106    33267 642066.31SH       SOLE                642066.31
MERCK & CO                     com              589331107    18518 248771.55SH       SOLE                248771.55
MICROSOFT CORP                 com              594918104    12511 207440.00SH       SOLE                207440.00
MOLEX INC                      com              608554101    30851 566728.42SH       SOLE                566728.42
NETWORK APPLIANCE INC          com              64120l104     1124  8825.00 SH       SOLE                  8825.00
NORTEL NETWORKS CORP           com              656568102     5686 95465.03 SH       SOLE                 95465.03
NORTHERN TRUST                 com              665859104    14120 158875.00SH       SOLE                158875.00
OMNICOM GROUP INC              com              681919106     9981 136850.00SH       SOLE                136850.00
ORACLE CORPORATION             com              68389x105     4560 57900.00 SH       SOLE                 57900.00
PAYCHEX INC                    com              704326107    33906 645820.50SH       SOLE                645820.50
PFIZER INC                     com              717081103    42493 945610.83SH       SOLE                945610.83
SBC COMMUNICATIONS             com              78387g103      363  7252.00 SH       SOLE                  7252.00
SCHERING-PLOUGH                com              806605101     8910 191606.15SH       SOLE                191606.15
SYSCO CORP                     com              871829107    31294 675724.00SH       SOLE                675724.00
TELLABS INC                    com              879664100     8819 184700.00SH       SOLE                184700.00
TEXAS INSTRUMENTS              com              882508104      297  6300.00 SH       SOLE                  6300.00



Form 13F Summary Page

Report Summary:
Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 49

Form 13F Information Table Value Total: $604,317

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